Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

05061535

1-32562

NYSE

August 2, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
AUG 04 2005 E
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, STANTEC INC., Common Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 2, 2005. Tentative listing date – August 5, 2005.

Sincerely,

Paras Madho